Note 12 - Financial Liabilities at Fair Value through Profit and Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Trading liabilities:
Trading securities	€ 54,235	€ 43,882
Other trading liabilities	483	434
Total trading liabilities	54,718	44,316
Negative market values from derivative financial instruments	287,109	327,775
Total trading financial liabilities	341,827	372,090
Financial liabilities designated at fair value through profit or loss:
Securities sold under repurchase agreements	53,364	41,636
Loan commitments	7	2
Long-term debt	3,699	3,374
Other financial liabilities designated at fair value through profit or loss	1,397	1,570
Total financial liabilities designated at fair value through profit or loss	58,468	46,582
Investment contract liabilities	562	526
Total financial liabilities at fair value through profit or loss	€ 400,857	€ 419,199